INVESTMENT IN NONCONSOLIDATED AFFILIATE (Details Narrative)										4 Months Ended	9 Months Ended	12 Months Ended
	Sep. 07, 2023 USD ($) shares	Apr. 27, 2023 shares	Apr. 05, 2023 USD ($) shares	Mar. 31, 2023 USD ($)	Feb. 13, 2023 shares	Aug. 29, 2022 shares	Aug. 15, 2022 shares	Mar. 24, 2022 shares	May 13, 2021 shares	Dec. 31, 2023 shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 $ / shares shares	Sep. 07, 2023 $ / shares	Mar. 31, 2023 CAD ($) $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Percentage of Outstanding Stock Maximum			16.66%
Stock Issued During Period, Shares, New Issues						429	228,572	1,286	155,845	691,000
Debt Instrument, Convertible, Conversion Price | $ / shares														$ 0.10
Common Stock, Par or Stated Value Per Share | $ / shares												$ 0.0001
Unrealized Gain (Loss) on Investments | $											$ 713,593
Common Stock [Member]
Stock Issued During Period, Shares, New Issues		2,143			3,572							228,572
Plantify Foods [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Percentage of Outstanding Stock Maximum	23.00%		19.99%	19.99%
Stock Issued During Period, Shares, New Issues			166,340
Stock Issued During Period, Value, Other | $			$ 826,705
Debt Instrument, Face Amount				$ 1,124,000										$ 1,500,000
Debt Instrument, Interest Rate, Stated Percentage				8.00%										8.00%
Debt Instrument, Maturity Date				Oct. 04, 2024
Debt Instrument, Convertible, Conversion Price | $ / shares														$ 0.05
Stock Issued During Period, Shares, Acquisitions	85,008,698
[custom:DebtInstrumentInvestmentRate-0]										25.40%	25.40%
Plantify Foods [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues			300,043.49
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized	55,004,349
Common Stock, Par or Stated Value Per Share | $ / shares													$ 0.01
Payments for Repurchase of Equity | $	$ 404,890
Sale of Stock, Percentage of Ownership after Transaction	7.00%